Income Tax - Components of Income Tax Benefit (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current taxes:
State	$ (127)	$ (308)	$ (285)
Deferred taxes:
Federal	2,057
State	(509)		177
Total income tax benefit (expense)	$ 1,421	$ (308)	$ (108)